Note 7 - Goodwill	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
7.	Goodwill

	FirstService Residential	FirstService Brands	Consolidated

Balance, December 31, 2013	$162,903	$48,591	$211,494
Goodwill acquired during the year	4,288	3,856	8,144
Other items	(406)	-	(406)
Foreign exchange	(1,395)	(404)	(1,799)
Balance, December 31, 2014	165,390	52,043	217,433
Goodwill acquired during the year	4,794	2,146	6,940
Other items	157	-	157
Foreign exchange	(2,892)	(992)	(3,884)
Balance, December 31, 2015	$167,449	$53,197	$220,646

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were identified in 2015, 2014 or 2013.